Share-based payments	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangements [Abstract]
Share-based payments	Share-based payments
11.1. First Special Fees Agreement
On December 16, 2020, Allego Holdings' then immediate parent entity — Madeleine — entered into the First Special Fees Agreement, pursuant to which an external consulting firm provided services to the Group relating to strategic and operational advice for one or more contemplated share transactions (a “Liquidity Event” or “Liquidity Events”). The First Special Fees Agreement was set to terminate on December 31, 2023. As consideration for the services provided pursuant to the First Special Fees Agreement the consulting firm was entitled to fees payable by Madeleine in cash (“Part A”) and in shares (“Part B”) based on the value of the Group in relation to future Liquidity Events. The amount of the Part A fees was to be paid directly after the closing of a Liquidity Event. Part B of the fees provided the consulting firm the right, prior to closing, to subscribe for new shares to be issued by an Allego group company at the nominal value of such shares.
The consulting firm was only entitled to cash and shares if the equity value at closing was at least 20% higher than the initial equity value of Allego Holdings provided for in the First Special Fees Agreement as at December 16, 2020. The number of shares that the consulting firm may subscribe for was to be determined based on the equity value of Allego Holding at closing. The maximum number of shares that the consulting firm was entitled to acquire under the original First Special Fees Agreement was equal to 10% of the share capital of the applicable Allego group company.
In January 2021, the First Special Fees Agreement was amended whereby certain definitions, including the definition of what entails a Liquidity Event, were changed. In April 2021, the First Special Fees Agreement was amended whereby the external consulting firm was entitled to additional compensation from Madeleine upon the first-time admission of the shares of any Allego group company to a regulated or organized stock exchange. If such admission occurred, the external consulting firm had the right to subscribe for additional shares being equal to 5% of the share capital (after completion of the listing) of Allego Holding or the relevant Allego group company. Additionally, the First Special Fees Agreement was extended until the earlier of (i) December 31, 2028 and (ii) the date on which Meridiam or any Meridiam Affiliates would cease to own, directly or indirectly, any shares of the Group.
On July 28, 2021, Spartan and Allego Holding signed a Business Combination Agreement. Madeleine and the external consulting firm were also parties to the Business Combination Agreement. On February 28, 2022, the Business Combination Agreement was amended whereby the parties modified the thresholds that determine whether the Part A fees under the First Special Fees Agreement payable to the external consulting firm will be paid in cash, shares or a combination of cash and shares, contingent upon the number of redemptions of Spartan shares that will occur as part of the Business Combination. The amendment did not change the accounting treatment of the First Special Fees Agreement as disclosed in this note, as the total First Special Fees Agreement is classified as an equity-settled share-based payment arrangement (see below), and the amendment did not give rise to an incremental fair value of the share-based payment arrangement.
On March 16, 2022, in connection with the Business Combination Agreement, and before the closing of the Business Combination, 22 ordinary shares of Allego Holding at a par value of €1 per share were issued to the external consulting firm. On the same day, pursuant to the Business Combination Agreement, each share of Allego Holding held by the external consulting firm was exchanged to ordinary shares of Allego N.V. in accordance with the Exchange Ratio. Consequently, the external consulting firm owns 41,097,994 ordinary shares of Allego N.V. at a par value of €0.12 each.
Although Madeleine had the obligation to settle the First Special Fees Agreement, the Group accounted for the First Special Fees Agreement as a share-based payment since the Group obtained services from the consulting firm in exchange for equity instruments of an Allego group company or cash amounts based on the equity value of the Company (together “the share-based payment arrangement”). Since the Group did not have an obligation to settle the share-based payment arrangement with the consulting firm in cash (Part A) or equity instruments (Part B), the total First Special Fees Agreement was classified as an equity-settled share-based payment arrangement.

Certain directors and officers of the Company received to compensation from the external consulting firm in the form of a fixed percentage of the total benefits that the external consulting firm generated under the First Special Fees Agreement. The share-based payment expenses related to the First Special Fees Agreement therefore reflect both compensation for external consulting services and key management remuneration.
During the year ended December 31, 2022, the consulting firm did not receive any additional payments pursuant to the First Special Fees Agreement (2021: €600 thousand as incidental, non-recurring and one-time bonus for the services rendered in connection with their strategic and operational advice).
The First Special Fees Agreement was terminated in connection with the Business Combination.
Measurement of fair value at the grant date
In accordance with IFRS 2 Share-based Payment, the fair value of key management remuneration is measured by reference to the fair value of the equity instruments granted, at the grant date. The fair value determined at the grant date is not subsequently adjusted.
As the value of the services provided by the consulting firm is not directly related to the time incurred by the consultants, management considers that the fair value of the services cannot be measured reliably. Therefore, the fair value of the services received under the First Special Fees Agreement is measured by reference to the fair value of the share-based payment arrangement offered as consideration, as the Group obtains these services. The Group applies an approach where the average fair value over the reporting period is used to determine the fair value of the services received.
Since the First Special Fees Agreement included an implicit service condition, the services received under the First Special Fees Agreement were recognized as expenses between December 16, 2020 (the "grant date”) and March 17, 2022 (the "Liquidity Event date"), by reference to the fair value of the share-based payment arrangement measured at the grant date (for key management remuneration) or the average fair value over the reporting period (for external consulting services). As described further below, the amendment to the First Special Fees Agreement in April 2021 was a modification to the share-based payment arrangement. The expense recognition for this modification followed the same pattern as described above, with the exception that the grant date is considered to be the modification date (April 28, 2021).
Fair value of equity instruments granted
The fees payable under the agreement (either in cash or in shares) depended on the future value of the Allego Group at the time of a future Liquidity Event. Since there was no market price for the services, to measure the fair value of this instrument under IFRS 2 Share-based Payment, valuation techniques that are based on discounting expected future cash flows, also referred to as the income approach, were taken into account.
Given that all fees payable under the agreement would be derived from the outcomes of a specific Liquidity Event scenario, a probability-weighted equity return method was historically applied in order to value the payouts under the First Special Fees Agreement. Under this approach, the fees payable were estimated based upon an analysis of future values for the Allego Group, assuming various probable Liquidity Event scenarios, each with their own probability attached.
In order to measure the fair value of the instrument throughout the period from December 31, 2021, to March 17, 2022, the only scenario that was considered for the fair value measurement of the instrument was the Business Combination.
For the above-described scenario, the future (post-money) value of the Allego Group has been estimated for the valuation of the instrument as of December 31, 2021, and a discount rate of 15% has been applied to determine the present value of the expected payouts. Additionally, for the valuation of the instrument as of March 17, 2022, the actual value of the Allego Group based on the offer price and the number of shares outstanding at the time of the Business Combination was used.
Since the Part B fees include a lock-up mechanism, a discount for lack of marketability (“DLOM”) of 11.5% (December 31, 2021: 9.4%) has been applied using the following main input parameters:

Input parameters (DLOM)	March 17, 2022	December 31, 2021
Expected life	0.5 years	0.5 years
Expected volatility (in %)	72.5	58.6
Expected dividend yield (in %)	0.0	0.0
The total fair value of the share-based payment arrangement as at March 17, 2022 was €303,500 thousand (December 31, 2021: €459,300 thousand), of which €9,000 thousand (December 31, 2021: €97,900 thousand) related to Part A and €294,500 thousand (December 31, 2021: €361,400 thousand) related to Part B.
The Group assessed the impact to the fair value of the share-based payment arrangement as a result of the two amendments to the First Special Fees Agreement which were entered into in January and April 2021. Only the amendment in April 2021 had a fair value impact to part B of the share-based payment arrangement, through the right for the external consulting firm to subscribe for additional shares being equal to 5.0% of the share capital (after completion of the Liquidity Event). The fair value of the share-based payment arrangement as a result of the amendment and at the modification date (April 28, 2021) was determined to be €250,400 thousand. The incremental fair value of €87,850 thousand was recognized as an expense over the period from the modification date to March 17, 2022 (the date of the Liquidity Event). The expense for the original terms of the agreement continued to be recognized as if the terms had not been modified. The fair value of the modification to the share-based payment arrangement was determined using the same models and principles as described in this note. There were no further amendments to the First Special Fees Agreement in 2022.
Share-based payment expenses
During the year ended December 31, 2022, the Group recognized share-based payment expenses of €67,621 thousand (2021: €291,837 thousand, 2020: €7,100 thousand) for this equity-settled arrangement, with a corresponding increase in accumulated deficit. As the share-based payment expenses reflect both compensation for external consulting services and key management remuneration, the Group has recognized share-based payment expenses for an amount of €46,433 thousand (2021: €202,201 thousand, 2020: €4,650) as legal, accounting and consulting fees and share-based payment expenses for an amount of €21,188 thousand (2021: €89,636 thousand, 2020: €2,450 thousand) has been recognized as employee benefits expenses, both within general and administrative expenses.
11.2. Second Special Fees Agreement
On February 25, 2022, the Allego Holdings' then immediate parent entity — Madeleine — entered into the Second Special Fees Agreement with the same external consulting firm as for the First Special Fees Agreement described above. The purpose of this Second Special Fees Agreement is to compensate the external consulting firm for their continuous strategic and operational advice, as well as support with regards to Allego’s fundraising efforts in the near future. The agreement ultimately expires on the earlier of June 30, 2025, and the date on which Madeleine would no longer hold any equity security in Allego. As consideration for the Second Special Fees Agreement, the external consulting firm is entitled to receive cash compensation based on the value of the Group in connection with any new injection of equity, whether in cash or in kind, in any entity of the Group subsequent to the Business Combination (each, an “Equity Injection”).
On March 10, 2022, the Second Special Fees Agreement was amended to modify the formula of the relevant percentage used in the determination of the fees payable (the “Relevant Percentage”) for equity injections subsequent to the first Equity Injection.
The Group accounts for the Second Special Fees Agreement as a share-based payment since the Group obtained services from the consulting firm in exchange for cash amounts based on the equity value of the Company. Madeleine, instead of the Group, had the obligation to settle the share-based payment arrangement with the consulting firm. The Second Special Fees Agreement was therefore classified as an equity-settled share-based payment arrangement. On April 20, 2022, the Second Special Fees Agreement was novated from Madeleine to Allego (the “Novation”), with all the other terms of the Second Special Fees Agreement remaining the same. As a result of the Novation, Allego now has the obligation, instead of Madeleine, to settle the share-based payment arrangement with the consulting firm. The Second Special Fees Agreement’s classification therefore changed to a cash-settled share-based payment arrangement from the Novation date.
Certain directors and officers of the Company are entitled to compensation from the external consulting firm in the form of a fixed percentage of the total benefits that the external consulting firm will generate under the Second Special Fees Agreement, including any amendments. The share-based payment expenses for the Second Special Fees Agreement therefore reflect both compensation for external consulting services and key management remuneration.
Measurement of fair value as an equity-settled plan
In accordance with IFRS 2 Share-based Payment, the fair value of key management remuneration under an equity-settled share-based payment arrangement is measured by reference to the fair value of the equity instruments granted, measured at the grant date. The fair value determined at the grant date is not subsequently adjusted.

As the value of the services provided by the consulting firm is not directly related to the time incurred by the consultants, management considers that the fair value of the services cannot be measured reliably. Therefore, the fair value of the services received under the Second Special Fees Agreement are measured by reference to the fair value of the share-based payment arrangement offered as consideration, as the Group obtains these services. The Group applies an approach where the average fair value over the reporting period is used to determine the fair value of the services received.

Since the Second Special Fees Agreement includes an implicit service condition, the services received under the Second Special Fees Agreement are recognized as expenses over the period in which the Company expects to have the Equity Injections, therefore between February 25, 2022 (the "grant date”) and the dates of the Equity Injections by reference to the fair value of the share-based payment arrangement measured at the grant date (for key management remuneration) or the average fair value over the reporting period (for external consulting services).
Measurement of fair value as a cash-settled plan
Following the Novation, the Second Special Fees Agreement was classified as a cash-settled plan as opposed to an equity-settled plan. Therefore, in accordance with IFRS 2 Share-based Payment, the fair value of both the key management remuneration and the services provided by the consulting firm under a cash-settled share-based payment arrangement is measured by reference to the fair value of the share-based payment arrangement offered as consideration, as the Group obtains these services. The fair value of the liability is recognized over the service period.

In effect, IFRS 2 Share-based Payment provides that the cumulative amount recognized as the expense over the life of the Second Special Fees Agreement is the grant-date fair value plus or minus any subsequent changes in fair value after the change in classification. Therefore, the cumulative amount may be less than the original grant-date fair value.

Fair value of equity instruments granted
The fees payable under the Second Special Fees Agreement will depend on the future value of the Allego Group following each future Equity Injection. Since there is no market price for the services, to measure the fair value of this instrument under IFRS 2 Share-based Payment, the future value of the Allego Group for the Equity Injection has been derived from a weighted average valuation model in which that value can be simulated based on various amounts and expected dates of Equity Injection events, and taking into account the likelihood of Equity Injections to happen, as well as the expected price per share upon Equity Injection.

The total fair value of the share-based payment arrangement as at December 31, 2022 is estimated at €33,481 thousand (grant date: €32,250 thousand)

The Group assessed the impact to the fair value of the share-based payment arrangement as a result of the amendment to the Second Special Fees Agreement which was entered into in March 2022. The amendment modifies the formula of the Relevant Percentage applied to the future value of the Group for equity injections subsequent to the first Equity Injection, which is a component of the calculation of the fees payable. However, the Relevant Percentage used to calculate the fees remained the same following the amendment and therefore did not impact the fair value of the Second Special Fees Agreement as of the amendment date.

Additionally, the Group assessed the accounting impact of the Novation. The Group measured the liability using the Novation date fair value of the equity-settled shared-based payment arrangement based on the elapsed portion of the vesting period (period from Grant Date to each Equity Injection date). Therefore, as of the Novation, an amount of €4,440 thousand was recognized as a current liability, and an amount of €1,353 thousand was recognized as a non-current liability, with a corresponding decrease to equity of €5,793 thousand.

Share-based payment expenses
During the year ended December 31, 2022, the Group recognized total share-based payment expenses with respect to the Second Special Fees Agreement of €17,393 thousand (2021: € nil, 2020: € nil). As a result of the Novation, the Second Special Fees Agreement was modified from an equity-settled plan to a cash-settled plan during the period. Therefore:

•The Group recognized share-based payments expenses of €6,380 thousand (2021: € nil, 2020: € nil) for the period before the Novation, with a corresponding increase in accumulated deficit. As the share-based payment expenses for the Second Special Fees Agreement reflect both compensation for external consulting services and key management remuneration, for the period before the Novation the Group has recognized share-based payment expenses for an amount of €4,498 thousand (2021: € nil, 2020: € nil) as legal, accounting and consulting fees and share-based payment expenses for an amount of €1,881 thousand (2021: € nil, 2020: € nil) has been recognized as employee benefits expenses, both within general and administrative expenses.
•The Group recognized share-based payments expenses of €11,014 thousand (2021: € nil, 2020: € nil) for the period after the Novation, with a corresponding increase in liability. As the share-based payment expenses for the Second Special Fees Agreement reflect both compensation for external consulting services and key management remuneration, for the period after the Novation the Group has recognized share-based payment expenses for an amount of €7,214 thousand (2021: € nil, 2020: € nil) as legal, accounting and consulting fees and share-based payment expenses for an amount of €3,800 thousand (2021: € nil, 2020: € nil) has been recognized as employee benefits expenses, both within general and administrative expenses.
11.3. Management Incentive Plan
The establishment of the company’s management incentive plan ("MIP") was approved by the board of directors on April 20, 2022. The MIP is designed to provide long-term incentives for key management employees to deliver long-term shareholder returns, and includes two types of granted options: the right to acquire a percentage of the Company's issued share capital immediately following the listing, subject to the expiry of a blocking period of 18 months (the “Grant
Options”), and the right to acquire a percentage of the Company's issued share capital immediately following the listing, subject to predefined performance conditions and the expiry of the blocking period (the “Performance Options”). The granted options carry no dividend or voting rights. The options do not include any market conditions or non-vesting conditions that should be included in the fair value at recognition.

Under the plan, the Grant Options vest immediately, and the Performance Options only vest if certain performance standards are met. Participation in the plan is at the board of directors’ discretion, and no individual has a contractual right to participate in the plan or to receive any guaranteed benefits.

The amount of Performance Options that will vest depends on the group’s performance, including operational EBITDA, financing targets, compliance and reporting, engagement with investors, and the minimum service period of the employees. Once vested, the granted options remain exercisable for a period of ten years following the end of the blocking period, which ends on September 18, 2023, for the Grant Options and ten years from the grant date (May 14, 2022) for the Performance Options.

The exercise price of the granted options under the plan is €0.12 per option. When exercisable, each option is convertible into one ordinary share of the Company.

Set out below are summaries of Grant Options and Performance Options granted under the plan:

For the year ended December 31, 2022
	Average exercise price per share option (in €)	Number of grant options	Number of performance options
As at January 1	—	—	—
Granted during the period	0.12	1,329,213	1,329,213
Exercised during the period	—	—	—
Forfeited during the period	—	—	—
As at December 31	0.12	1,329,213	1,329,213
Vested and exercisable at December 31	—	—	—

No options expired during the year ended December 31, 2022.

Share options outstanding at the end of the reporting period have the following expiry dates and exercise prices:

Grant date	Expiry date	Exercise price (in €)	Share options December 31, 2022
May 14, 2022	Sep 17, 2033	0.12	1,329,213
May 14, 2022	Mar 16, 2032	0.12	1,329,213
Total			2,658,426

The weighted average remaining contractual life of options outstanding at the end of period is 9.97 years.

The total expenses arising from the MIP transactions recognized during the period as part of employee benefit expense were €14,361 thousand (2021: € nil, 2020: € nil).

Fair value of options granted

The assessed fair value of options granted during the year ended December 31, 2022, was €7.75 per option (December 31, 2021: no options granted, December 31, 2020: no options granted) for both the Grant Options and Performance Options.

The fair value was determined as the share price of the Company’s ordinary shares on grant date of $8.17 (€7.873), determined as the closing price on May 13, 2022 (the last working day preceding the grant date), less the exercise price of €0.12.

No specific option-pricing model (e.g., Black-Scholes) was applied for the valuation, as in the situation when the exercise price applicable to the options is negligible, the calculated fair value of an option is close (or equal) to the value of an ordinary share less the exercise price, regardless of the other input parameters applied in the option valuation.
As the options do not include any market conditions or non-vesting conditions that has an impact on the fair value and there is no adjustment for dividends, the grant date fair value of both Grant Options and Performance Options was determined using the same approach.
3. Translated at the EUR/USD exchange rate as at May 13, 2022.
11.4. Long-term Incentive Plan
The Allego Board and the Compensation Committee approved the general framework for the Long Term Incentive Plan ("LTIP") on the Closing Date. The purpose of the LTIP is to provide eligible directors and employees the opportunity to receive stock-based incentive awards for employee motivation and retention and to align the economic interests of such persons with those of Allego’s shareholders. The delivery of certain shares or other instruments under the LTIP to directors and key management are agreed and approved in certain Allego Board meetings. On December 20, 2022, the Allego Board approved a detailed plan for the LTIP for future years.
As it relates to the LTIP for Allego executive officers, options may be granted annually and would be exercisable after two years. The amount of options issued under the LTIP are based on four equally-weighted criteria: revenue, operational EBITDA, renewable GWh delivered, and appreciation at the discretion of the Board. Targets are set annually. As of December 31, 2022, no awards were issued under this plan.
As it relates to the LTIP for other Allego employees, individuals may elect to receive up to 50% of their annual performance bonus to be paid in Restricted Stock Units ("RSUs"), which would vest on an annual basis. Additionally, certain Allego employees (approximately 15% as of December 31, 2022, up to a maximum of 50%) are eligible to receive additional RSUs based on the Company's existing internal performance evaluation framework. These RSUs would be granted annually and vest after three years. As of December 31, 2022, no RSUs have been granted under this plan.